Document and Entity Information Document - USD ($) $ in Billions	3 Months Ended
	Mar. 31, 2016	Apr. 29, 2016	Jun. 30, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	FREEPORT-MCMORAN INC
Entity Central Index Key	0000831259
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 19.1
Entity Common Stock, Shares Outstanding		1,252,141,504
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	Q1
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2016